Cover	Jul. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2025
Entity File Number	333-283119-05
Entity Registrant Name	Evolution Metals LLC
Entity Central Index Key	0002043020
Entity Tax Identification Number	99-1246300
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	516 S Dixie Hwy
Entity Address, Address Line Two	Unit 209
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	517-3750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false